Intangible Assets Other Than Goodwill - Favorable lease terms (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Acquired Finite Lived Intangible Assets [Line Items]
Additions - Accumulated Amortization	$ (1,319)	$ 0	$ (2,639)	$ 0
Net Book Value	34,006		34,006		$ 36,645
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Additions - Cost			0
Cost	36,900		36,900		36,900
Additions - Accumulated Amortization			(2,639)
Accumulated Amortization	(2,894)		(2,894)		(255)
Additions - Net Book Value			(2,639)
Net Book Value	$ 34,006		$ 34,006		$ 36,645